Fair Value Measurements - Additional Information (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Change in fair value of derivative liabilities		$ 24,193,170
Anticipated dividend		$ 0
Change in fair value of derivative warrant liabilities	$ (8,422,340)